Quarterly Report
April 30, 2022
MFS®  Equity Income Fund
EQI-Q3

Portfolio of Investments
4/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.0%
Aerospace & Defense – 1.4%
General Dynamics Corp.	9,592	$2,268,796
Honeywell International, Inc.	11,523	2,229,815
		$4,498,611
Biotechnology – 0.6%
Gilead Sciences, Inc.	35,955	$2,133,570
Brokerage & Asset Managers – 1.6%
Apollo Global Management, Inc.	40,020	$1,991,395
Invesco Ltd.	35,318	649,145
Raymond James Financial, Inc.	27,120	2,643,115
		$5,283,655
Business Services – 0.6%
Accenture PLC, “A”	6,721	$2,018,720
Cable TV – 1.0%
Comcast Corp., “A”	86,228	$3,428,425
Computer Software – 6.5%
Microsoft Corp.	77,606	$21,537,217
Computer Software - Systems – 5.6%
Apple, Inc.	95,510	$15,057,152
Hitachi Ltd.	78,400	3,650,804
		$18,707,956
Electrical Equipment – 1.9%
Johnson Controls International PLC	87,593	$5,244,193
Schneider Electric SE	7,576	1,079,005
		$6,323,198
Electronics – 4.6%
Advanced Micro Devices (a)	10,855	$928,320
Analog Devices, Inc.	7,011	1,082,358
Intel Corp.	76,112	3,317,722
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	26,492	2,461,902
Texas Instruments, Inc.	43,849	7,465,292
		$15,255,594
Energy - Independent – 2.5%
Valero Energy Corp.	73,181	$8,158,218
Energy - Integrated – 0.9%
Eni S.p.A.	120,660	$1,693,103
Exxon Mobil Corp.	14,354	1,223,679
		$2,916,782
Food & Beverages – 2.8%
Archer Daniels Midland Co.	30,594	$2,739,999
General Mills, Inc.	23,493	1,661,660
J.M. Smucker Co.	17,611	2,411,474
Nestle S.A.	18,928	2,443,708
		$9,256,841

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 2.3%
Wal-Mart Stores, Inc.	49,659	$7,597,330
Forest & Paper Products – 1.4%
Weyerhaeuser Co., REIT	112,920	$4,654,562
Gaming & Lodging – 0.8%
International Game Technology PLC	118,099	$2,578,101
Health Maintenance Organizations – 2.3%
Cigna Corp.	30,774	$7,594,408
Insurance – 5.1%
Ameriprise Financial, Inc.	12,018	$3,190,659
Equitable Holdings, Inc.	81,062	2,337,017
Everest Re Group Ltd.	5,067	1,391,956
Fairfax Financial Holdings Ltd.	3,099	1,702,792
Manulife Financial Corp.	229,599	4,490,956
MetLife, Inc.	58,951	3,871,902
		$16,985,282
Internet – 2.8%
Alphabet, Inc., “A” (a)	4,097	$9,350,132
Leisure & Toys – 1.3%
Brunswick Corp.	11,913	$900,742
Nintendo Co. Ltd.	7,500	3,456,449
		$4,357,191
Machinery & Tools – 2.2%
Eaton Corp. PLC	39,603	$5,743,227
Volvo Group	104,710	1,689,530
		$7,432,757
Major Banks – 9.5%
Bank of America Corp.	156,984	$5,601,189
BNP Paribas (l)	77,430	3,971,092
Goldman Sachs Group, Inc.	8,941	2,731,386
JPMorgan Chase & Co.	72,100	8,605,856
Morgan Stanley	24,048	1,938,028
UBS Group AG	242,023	4,094,650
Wells Fargo & Co.	102,818	4,485,949
		$31,428,150
Medical & Health Technology & Services – 2.7%
McKesson Corp.	28,818	$8,922,341
Medical Equipment – 1.4%
Danaher Corp.	18,695	$4,694,875
Metals & Mining – 2.8%
Glencore PLC	608,247	$3,749,328
Rio Tinto PLC	80,579	5,715,620
		$9,464,948
Natural Gas - Pipeline – 3.9%
Enbridge, Inc.	94,775	$4,135,824
Enterprise Products Partners LP	190,598	4,938,394
Equitrans Midstream Corp.	203,773	1,601,656

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – continued
Pembina Pipeline Corp.	40,149	$1,519,202
Plains All American Pipeline LP	74,757	774,483
		$12,969,559
Other Banks & Diversified Financials – 1.7%
SLM Corp.	126,567	$2,117,466
Zions Bancorp NA	63,280	3,575,953
		$5,693,419
Pharmaceuticals – 8.9%
Bayer AG	49,296	$3,249,233
Johnson & Johnson	33,757	6,091,788
Merck & Co., Inc.	110,809	9,827,650
Organon & Co.	53,650	1,734,505
Pfizer, Inc.	70,604	3,464,538
Roche Holding AG	14,433	5,345,502
		$29,713,216
Railroad & Shipping – 0.5%
CSX Corp.	51,717	$1,775,962
Real Estate – 4.3%
Extra Space Storage, Inc., REIT	34,231	$6,503,890
National Retail Properties, Inc., REIT	35,643	1,562,589
National Storage Affiliates Trust, REIT	28,377	1,606,138
Phillips Edison & Co., REIT	26,912	911,240
Public Storage, Inc., REIT	2,341	869,682
Spirit Realty Capital, Inc., REIT	63,921	2,777,368
		$14,230,907
Restaurants – 1.1%
Starbucks Corp.	47,686	$3,559,283
Specialty Chemicals – 1.2%
Chemours Co.	116,538	$3,853,912
Specialty Stores – 2.9%
Amazon.com, Inc. (a)	962	$2,391,176
Home Depot, Inc.	24,018	7,215,007
		$9,606,183
Tobacco – 2.2%
British American Tobacco PLC	41,611	$1,753,892
Japan Tobacco, Inc.	119,400	2,042,690
Philip Morris International, Inc.	34,223	3,422,300
		$7,218,882
Trucking – 2.0%
United Parcel Service, Inc., “B”	36,926	$6,645,941
Utilities - Electric Power – 3.7%
Duke Energy Corp.	10,359	$1,141,147
Edison International	34,591	2,379,515
Exelon Corp.	120,474	5,635,774
Portland General Electric Co.	24,540	1,161,478
Vistra Corp.	72,083	1,803,517
		$12,121,431
Total Common Stocks		$321,967,559

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Convertible Preferred Stocks – 1.3%
Medical Equipment – 1.3%
Boston Scientific Corp., 5.5%	37,863	$4,272,840
Preferred Stocks – 0.6%
Computer Software - Systems – 0.6%
Samsung Electronics Co. Ltd.	45,003	$2,101,573
Investment Companies (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 0.28% (v)	6,108,196	$6,108,196
Collateral for Securities Loaned – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.32% (j)	518,536	$518,536

Other Assets, Less Liabilities – (0.9)%		(3,009,910)
Net Assets – 100.0%		$331,958,794
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,108,196 and $328,860,508, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$267,995,117	$—	$—	$267,995,117
Switzerland	—	11,883,860	—	11,883,860
Canada	11,848,774	—	—	11,848,774
United Kingdom	1,753,892	9,464,948	—	11,218,840
Japan	—	9,149,943	—	9,149,943
France	—	5,050,097	—	5,050,097
Germany	—	3,249,233	—	3,249,233
Taiwan	2,461,902	—	—	2,461,902
South Korea	—	2,101,573	—	2,101,573
Other Countries	1,689,530	1,693,103	—	3,382,633
Mutual Funds	6,626,732	—	—	6,626,732
Total	$292,375,947	$42,592,757	$—	$334,968,704
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,365,969	$49,173,629	$46,431,402	$—	$—	$6,108,196
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,555	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.